Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash generated from operating activities:
Loss for the year	$ (244,358)	$ (144,584)
Tax expense (recovery)	41,607	(34,505)
Items not affecting cash:
Depreciation and amortization	359,767	363,603
Share-based compensation	12,145	15,008
Net interest expense on long term debt	74,748	82,712
Accretion on streaming arrangements	42,654	56,670
Change in fair value of financial instruments	54,514	(29,370)
Other net finance costs	49,103	31,890
Inventory adjustments	3,999	2,302
Amortization of deferred revenue and variable consideration	(73,136)	(73,931)
Pension and other employee benefit payments, net of accruals	7,975	3,043
Impairment - environmental obligation	193,473	0
Decommissioning and restoration payments	(21,663)	(18,737)
Other	3,166	403
Taxes paid	(20,132)	(12,641)
Operating cash flow before precious metals stream deposit and changes in non-cash working capital	483,862	241,863
Precious metals stream deposit	4,000	0
Change in non-cash working capital	(104,046)	(2,383)
Net cash flows from operating activities	383,816	239,480
Cash used in investing activities:
Acquisition of property, plant and equipment	(377,433)	(361,185)
Proceeds from disposal of investments	1,193	0
Change in restricted cash	(100)	0
Interest received	1,338	2,167
Net cash flows from investing activities	(375,002)	(359,018)
Cash (used in)/generated from financing activities:
Issuance of senior unsecured notes, net of transaction costs	591,922	591,824
Principal repayments	(600,000)	(400,000)
Premium paid on redemption of notes	(22,878)	(7,252)
Interest paid on long-term debt	(84,435)	(81,517)
Financing costs	(19,623)	(16,204)
Lease payments	(37,719)	(35,980)
Gold prepayment proceeds	0	115,005
Net proceeds from exercise of stock options	980	0
Dividends paid	(4,146)	(3,783)
Net cash flows from financing activities	(175,899)	162,093
Effect of movement in exchange rates on cash	(1,061)	434
Net (decrease) increase in cash	(168,146)	42,989
Cash, beginning of the year	439,135	396,146
Cash, end of the year	$ 270,989	$ 439,135